Dividends to shareholders	12 Months Ended
Dec. 31, 2025
Dividends to shareholders
Dividends to shareholders

25 Dividends to shareholders

	2025	2024	2023	2025	2024	2023
	Per share	Per share	Per share	$m	$m	$m
Second interim (March 2025)	$2.10	$1.97	$1.97	3,249	3,052	3,047
First interim (September 2025)	$1.03	$1.00	$0.93	1,597	1,550	1,440
Total	$3.13	$2.97	$2.90	4,846	4,602	4,487

The Company has exercised its authority in accordance with the provisions set out in the Company’s Articles of Association, that the balance of unclaimed dividends outstanding past 12 years be forfeited. Unclaimed dividends of $nil (2024: $nil; 2023: $nil) have been adjusted for in Retained earnings in 2025.

The 2024 second interim dividend of $2.10 per share was paid on 24 March 2025. The 2025 first interim dividend of $1.03 per share was paid on 8 September 2025.

Reconciliation of dividends charged to equity to the Consolidated Statement of Cash Flows:

	2025	2024	2023
	$m	$m	$m
Dividends charged to equity	4,846	4,602	4,487
Exchange losses on payment of dividend	6	3	5
Hedge contracts relating to payment of dividends (Consolidated Statement of Cash Flows)	113	16	(19)
Dividends paid to non-controlling interests	6	4	4
Net movement of unclaimed dividends in the year	–	4	4
Dividends paid (Consolidated Statement of Cash Flows)	4,971	4,629	4,481